Summary of Significant Accounting Policies (Disclosure of Share-based Compensation Arrangements, Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Expected life of options	7 years	7 years	7 years
Risk-free interest rate	2.14%	1.41%	1.78%
Expected volatility	21.39%	21.57%	22.12%
Expected dividend yield	4.83%	4.91%	4.86%